Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET INCOME	$ 1,943,859	$ 3,835,639	$ 1,130,771
OTHER ITEMS OF COMPREHENSIVE INCOME (LOSS):
Change in unrealized gain on investment securities available-for-sale and interest rate swaps, before income taxes	183,449	(163,480)	507,668
Less: Reclassification adjustment for realized gains on investment securities included in net income, before income taxes	(168,306)	(1,505,915)	(275,125)
Total other items in comprehensive income	15,143	(1,669,395)	232,543
Income tax expense (credit) related to other items of comprehensive income	5,602	(617,676)	86,041
Other comprehensive income (loss)	9,541	(1,051,719)	146,502
TOTAL COMPREHENSIVE INCOME	$ 1,953,400	$ 2,783,920	$ 1,277,273